CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities
SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES

Movement in contract liabilities:

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
As of January 1,	6,960	6,660	5,179
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(4,609)	(6,621)	(5,149)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production	4,309	5,776	4,492

As of December 31,	6,660	5,815	4,522